Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000024572 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024572 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000024572 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000024572 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024572 | Derivative Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024572 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024572 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024572 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024572 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000024572 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000024571 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024571 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000024571 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000024571 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024571 | Derivative Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024571 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024571 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024571 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024571 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000024571 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000024573 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024573 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000024573 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000024573 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024573 | Derivative Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024573 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024573 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024573 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024573 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000024573 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	61.60%